Condensed Financial Information (Parent Company) (Long-term Debt - Narrative) (Details) - USD ($) $ in Millions	1 Months Ended					12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Apr. 30, 2016	Mar. 31, 2016	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net						$ 69	$ 74
Debt Instrument, Unamortized Discount						34	36
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months						1,000
Long-term Debt, Maturities, Repayments of Principal in Year Two						1,000
Long-term Debt, Maturities, Repayments of Principal in Year Three						1,000
Long-term Debt, Maturities, Repayments of Principal in Year Four						838
Long-term Debt, Maturities, Repayments of Principal in Year Five						998
Long-term Debt, Maturities, Repayments of Principal after Year Five						11,500
Parent Company
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months						1,000
Long-term Debt, Maturities, Repayments of Principal in Year Two						1,000
Long-term Debt, Maturities, Repayments of Principal in Year Three						1,800
Long-term Debt, Maturities, Repayments of Principal in Year Four						742
Long-term Debt, Maturities, Repayments of Principal in Year Five						2,000
Long-term Debt, Maturities, Repayments of Principal after Year Five						12,000
Line of Credit Facility, Maximum Borrowing Capacity						1,300
Debt Instrument, Interest Rate Terms			six-month LIBOR plus 1.00%
Senior Notes						15,505	16,994
Parent Company | Senior Notes Unaffiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net						62	67
Debt Instrument, Unamortized Discount						30	31
Senior Notes						$ 15,505	16,927
Parent Company | Senior Notes, Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Senior Notes	$ 250				$ 500
Debt Instrument, Maturity Date	Sep. 30, 2020				Jun. 30, 2019
Debt Instrument, Interest Rate, Effective Percentage	3.03%
Parent Company | Senior Notes, Affiliated [Member] | $750 Million Senior Note Issued to Metropolitan Life Insurance Company [Member] | $500 Million Senior Note Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage					3.54%
Parent Company | Senior Notes, Affiliated [Member] | $250 Million Senior Note Issued to Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Senior Notes					$ 500
MetLife Exchange Trust I [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Repayments of affiliated debt		$ 204		$ 10			$ 286
Debt Instrument, Interest Rate Terms						three-month LIBOR plus 0.7%